Cover	May 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 09, 2023
Entity Registrant Name	Hillman Solutions Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39609
Entity Tax Identification Number	85-2096734
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	1280 Kemper Meadows Drive
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45240
City Area Code	513
Local Phone Number	851-4900
Entity Central Index Key	0001822492
Amendment Flag	false